Redeemable Noncontrolling Interests - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2017 CNY (¥)	Apr. 30, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Noncontrolling Interest [Line Items]
Preferred stock, accretion			¥ 38,601	$ 5,614	¥ 13,451	¥ 0
Live.me [Member]
Noncontrolling Interest [Line Items]
Annual compound interest rate of Live.me			6.00%	6.00%
Share Subscription and Purchase Agreement (SPA) [Member] | Live.me [Member] | Investors [Member]
Noncontrolling Interest [Line Items]
Proceeds from issuance of preferred shares	¥ 329,710	¥ 306,085
Equity interest in Live.me	52.10%	52.10%